INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Total	$ 3,261	$ 3,699
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,547	2,970
Global intermodal logistics operation(1)
Disclosure of information for cash-generating units [line items]
Total	693	704
U.K. regulated distribution operation
Disclosure of information for cash-generating units [line items]
Total	$ 21	$ 25